Annual Operating Expenses - FidelityBalancedK6Fund-PRO - FidelityBalancedK6Fund-PRO - Fidelity Balanced K6 Fund - Fidelity Balanced K6 Fund	Oct. 30, 2023
Operating Expenses:
Management fee	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.32%